Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share	Earnings per share

	2024	2023	2022
Income attributable to Shell plc shareholders ($ million)	16,094	19,359	42,309

Weighted average number of shares used as the basis for determining:
Basic earnings per share (million of shares)	6,299.6	6,733.5	7,347.5
Diluted earnings per share (million of shares)	6,363.7	6,799.8	7,410.5
Basic earnings per share are calculated by dividing the income attributable to Shell plc shareholders for the year by the weighted average number of shares outstanding during the year. The weighted average number of shares outstanding excludes shares held in trust.
Diluted earnings per share are based on the same income figures. The weighted average number of shares outstanding during the year is increased by dilutive shares related to share-based compensation plans. If the inclusion of potentially issuable shares could decrease diluted loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.